Fair Value Measurements - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 16, 2021 USD ($)	Oct. 31, 2021 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 shares	Sep. 30, 2020 shares	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) d shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Feb. 28, 2021 USD ($)
Gain loss due to change in the fair value	$ 1,100			$ 0			$ 7,600	$ 0
Embedded derivative	$ 17,800											$ 5,600
Percentage of convertible security converted			50.00%
Convertible Security Stated Value			$ 20,000
Issuance of common stock warrants and options in connection with an acquisition (in shares) | shares				405,205
Conversion price (in dollars per share) | $ / shares			$ 49.4
Amended Revolving Credit Facility Member [Member] | Affiliate Of Kkr Denali Member [Member]
Decrease In The Variable Interest Rate Margin	0.25%
Class A, Class B and Class F Common Stock [Member]
Issuance of common stock warrants and options in connection with an acquisition (in shares) | shares				405,205	6,320,688	2,479,996
Class A, Class B and Class F Common Stock [Member] | Common Class A [Member]
Issuance of common stock warrants and options in connection with an acquisition (in shares) | shares			405,205						2,479,996	3,267,792	4,754,130
Fair Value, Inputs, Level 1 [Member]
Unrealized gain (loss) due to change in fair value of marketable securities				$ 400			5,200
Subsequent Event [Member]
Percentage of convertible security converted		50.00%
Convertible Security Stated Value		$ 20,000
Conversion price (in dollars per share) | $ / shares		$ 61.7
Subsequent Event [Member] | Class A, Class B and Class F Common Stock [Member] | Common Class A [Member]
Issuance of common stock warrants and options in connection with an acquisition (in shares) | shares		324,156
Convertible Debt Securities [Member]
Gain loss due to change in the fair value				$ 1,000			$ 3,500		$ 1,500
Convertible Debt, Fair Value Disclosures									$ 45,000
Convertible Debt Securities [Member] | Measurement Input Expected Time of IPO Occurance First Quarter [Member]
Debt Instrument, Measurement Input | d									50
Convertible Debt Securities [Member] | Measurement Input Expected Time of IPO Occurance Second Quarter [Member]
Debt Instrument, Measurement Input | d									25
Embedded Derivative Financial Instruments [Member]
Gain loss due to change in the fair value of embedded derivatives									$ 5,700
Embedded Derivative Financial Instruments [Member] | Measurement Input Expected Time of IPO Occurance First Quarter [Member]
Embedded Derivative Liability, Measurement Input | d									50
Embedded Derivative Financial Instruments [Member] | Measurement Input Expected Time of IPO Occurance Second Quarter [Member]
Embedded Derivative Liability, Measurement Input | d									25